INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of components of earnings (loss) before provision (benefit) for income taxes
The following is a summary of the components of income (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Domestic	$(37,675)	$(86,538)	$23,927
Foreign	1,455	2,714	8,767
	$(36,220)	$(83,824)	$32,694

Summary of provision (benefit) for income taxes
The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Federal:
Current	$—	$(6,617)	$83
Deferred	835	6,640	1,331
	835	23	1,414
State:
Current	$2,461	$654	$1,526
Deferred	(146)	(847)	(350)
	2,315	(193)	1,176
Foreign:
Current	$(653)	$353	$1,815
Deferred	338	500	622
	(315)	853	2,437
Total	$2,835	$683	$5,027

Reconciliation of federal statutory income tax rate to the effective tax rate
The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 7.8% for the year ended December 31, 2012, 0.8% for the year ended December 31, 2011, and 15.4% for the year ended December 31, 2010.

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Income tax provision (benefit) at the federal statutory rate	$(12,677)	$(29,338)	$11,443
Net change from statutory rate:
Valuation allowance	16,073	38,939	(28,692)
Federal impact of cancellation of debt income	—	—	17,667
State impact of cancellation of debt income	—	—	2,646
Federal net operating loss adjustment	—	—	2,581
State income tax benefit, net of federal income tax benefit	(919)	(1,936)	(766)
Taxes at non U.S. statutory rate	194	76	(153)
Additional provisions/reversals of uncertain tax positions	(92)	(6,287)	342
Canadian rate differential	(171)	(254)	(592)
Other, net	427	(517)	551
	$2,835	$683	$5,027

Deferred income tax assets and liabilities
The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2012 and 2011 are as follows:

(amounts in thousands)	December 31, 2012	December 31, 2011
Deferred tax assets:
Accounts receivable	$1,291	$1,397
Insurance reserves	1,876	1,832
Warranty reserves	11,937	11,668
Pension accrual	6,628	6,413
Deferred compensation	2,028	683
Inventories	3,474	3,100
Federal, net operating loss carry-forwards	80,268	76,789
State net operating loss carry-forwards	11,875	11,380
Interest	4,573	4,636
Other assets, net	5,780	5,172
Valuation allowance	(66,279)	(49,780)
Total deferred tax assets	63,451	73,290
Deferred tax liabilities:
Pension accrual	(514)	—
Property and equipment, net	(14,260)	(17,517)
Intangible assets, net	(32,276)	(39,912)
Deferred financing	(16,709)	(14,995)
Other liabilities, net	(1,588)	(1,935)
Total deferred tax liabilities	(65,347)	(74,359)
Net deferred tax liability	$(1,896)	$(1,069)

Rollforward of gross tax contingencies
The following is a rollforward of gross tax contingencies from January 1, 2011 through December 31, 2012.

Balance at January 1, 2011	$18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	—
Settlement or lapse of applicable statutes	(6,268)

Unrecognized tax benefits balance at December 31, 2011	12,710
Additions based on tax positions related to current year	604
Additions for tax positions of prior years	1,033
Reductions for tax positions of prior years	(545)
Settlement or lapse of applicable statutes	(891)

Unrecognized tax benefits balance at December 31, 2012	$12,911